COLUMBIA FUNDS SERIES TRUST I

Columbia Conservative High Yield Fund

Supplement to the Prospectuses Dated

January 1, 2008

The Prospectuses for Class A, Class B, Class C and Class Z shares of Columbia Conservative High Yield Fund are hereby supplemented as follows:

1.	The following sentence is hereby added to the end of the first paragraph in the section captioned “Columbia Conservative High Yield Fund––Principal Investment Strategies”:

The Fund may invest in securities that are publicly offered or privately placed.

INT-47/155011-0708	July 11, 2008

COLUMBIA FUNDS SERIES TRUST I

Columbia Balanced Fund

Columbia Conservative High Yield Fund

Columbia Federal Securities Fund

Columbia Oregon Intermediate Municipal Bond Fund

Supplement to the Statement of Additional Information dated January 1, 2008

The chart captioned “Permissible Fund Investments” in the section captioned “Permissible Investments and Related Risks” is hereby deleted in its entirety and replaced with the following:

Permissible Fund Investments

Investment Type	Conservative High Yield Fund	Federal Securities Fund	Oregon Intermediate Municipal Bond Fund	Balanced Fund
Asset-Backed Securities	✓	✓		✓
Bank Obligations	✓		✓	✓
Common Stock				✓
Convertible Securities	✓			✓
Corporate Debt Securities	✓	✓	✓	✓
Custody Receipts and Trust Certificates			✓
Derivatives
Index or Linked Securities (Structured Products)				✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓
Stock Options and Stock Index Options		✓		✓
Swap Agreements	✓	✓	✓	✓
Dollar Rolls	✓	✓		✓
Foreign Currency Transactions	✓			✓
Foreign Securities	✓			✓
Illiquid Securities	✓		✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓		✓	✓
Money Market Instruments	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓		✓
Municipal Securities			✓	✓
Participation Interests	✓			✓
Preferred Stock	✓			✓
Private Placement and Other Restricted Securities	✓	✓		✓
Real Estate Investment Trusts and Master Limited Partnerships	✓			✓
Repurchase Agreements	✓	✓	✓	✓
Reverse Repurchase Agreements		✓		✓
Stripped Securities		✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓
Warrants and Rights	✓			✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓

INT-50/155012-0708	July 11, 2008